Total
Pacific Funds Small-Cap
Pacific FundsSM Small-Cap
Investment Goal
This Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 96 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pacific Funds Small-Cap	Class A	Class C	Class R6	CLASS I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Funds Small-Cap		Class A	Class C	Class R6	CLASS I-2
Management Fee		0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) and/or Service Fee		0.25%	1.00%	none	none
Other Expenses		0.60%	0.60%	0.60%	0.59%
Total Annual Fund Operating Expenses		1.60%	2.35%	1.35%	1.34%
Less Expense Reimbursement	[1]	(0.40%)	(0.40%)	(0.50%)	(0.39%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.20%	1.95%	0.85%	0.95%
[1]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.20% for Class A, Class C and Class I-2 shares through 7/31/2023 and 0.10% for Class R6 shares through 7/31/2023. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the expense reimbursement (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example - Pacific Funds Small-Cap - USD ($)	Class A	Class C	Class R6	CLASS I-2
	$ 542	$ 298	$ 87	$ 97
3 years	871	695	378	386
5 years	1,223	1,219	692	697
10 years	$ 2,212	$ 2,656	$ 1,580	$ 1,579

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example No Redemption - Pacific Funds Small-Cap - USD ($)	Class A	Class C	Class R6	CLASS I-2
1 year	$ 542	$ 198	$ 87	$ 97
3 years	871	695	378	386
5 years	1,223	1,219	692	697
10 years	$ 2,212	$ 2,656	$ 1,580	$ 1,579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2022, the portfolio turnover rate was 63% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000 Index. As of March 31, 2022, the market capitalization range of the Russell 2000 Index was approximately $21.5 million to $14.9 billion. As of March 31, 2022, the weighted average market capitalization of the Fund was approximately $3.6 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000 Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes. The Fund expects to invest in equity securities of both growth companies and value companies.

The Fund invests in securities that the Fund’s sub-adviser believes are attractively valued with the potential to exceed investor expectations. The Fund may sell securities that no longer meet the investment criteria of the portfolio management team.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

● Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

● Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

● Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

● Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund acquired the assets of the Rothschild U.S. Small-Cap Core Fund (the “Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Fund’s objectives (goals), policies, guidelines and restrictions are substantially the same as those of the Predecessor Fund. Each class of the Fund available in this Prospectus was first offered on January 11, 2016.

The bar chart shows the performance of the Fund’s Class I-2 shares. The performance figures shown below for the share classes of the Fund for periods prior to January 11, 2016 reflect the historical performance of the then-existing Institutional Class shares of the Predecessor Fund. The performance figures for periods prior to January 11, 2016 have not been adjusted to reflect fees and expenses of Class A, Class C, Class R6, and Class I-2 shares of the Fund, respectively. If these returns had been adjusted, then performance for the share classes would be lower than the returns shown based on differences in their fee and expense structures. The Institutional Class shares of the Predecessor Fund commenced operations on December 31, 2014, and the Since Inception returns in the table below are based on this date.

Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.PacificFunds.com/investor/performance.html, or by calling customer service at (800) 722-2333.

Calendar Year Total Returns (%)1

[1]Class I-2 return for the period 1/1/22 through 6/30/22: (24.70%)
Best and worst quarterly performance reflected within the bar chart: Q4 2020: 27.35%; Q1 2020: (32.90%)
Average Annual Total Returns (For the periods ended December 31, 2021)
Average Annual Returns - Pacific Funds Small-Cap	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I-2	20.26%	9.83%	9.25%
Class A	14.90%	8.59%	8.35%
Class C	18.06%	8.75%	8.32%
Class R6	20.37%	9.90%	9.28%
After Taxes on Distributions | CLASS I-2	19.05%	9.22%	8.79%
After Taxes on Distributions and Sale of Fund Shares | CLASS I-2	12.87%	7.71%	7.37%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes) (based on December 31, 2014 inception date of the Predecessor Fund)	14.82%	12.02%	10.76%	Dec. 31, 2014

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class I-2 shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.